Timeshare Financing Receivables (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2017	Dec. 31, 2016
Receivables [Abstract]
Schedule of financing receivables

Timeshare financing receivables were as follows:

	June 30, 2017
($ in millions)	Securitized and Pledged	Unsecuritized	Total
Timeshare financing receivables	$541	$623	$1,164
Less: allowance for loan loss	(33)	(97)	(130)

	$508	$526	$1,034

	December 31, 2016
($ in millions)	Securitized and Pledged	Unsecuritized	Total
Timeshare financing receivables	$253	$892	$1,145
Less: allowance for loan loss	(9)	(111)	(120)

	$244	$781	$1,025

Timeshare financing receivables were as follows:

	December 31, 2016
($ in millions)	Securitized	Unsecuritized	Total
Timeshare financing receivables	$253	$892	$1,145
Less: allowance for loan loss	(9)	(111)	(120)

	$244	$781	$1,025

	December 31, 2015
($ in millions)	Securitized	Unsecuritized	Total
Timeshare financing receivables	$367	$715	$1,082
Less: allowance for loan loss	(17)	(89)	(106)

	$350	$626	$976

Schedule of future payments due from financing receivables

Our timeshare financing receivables as of June 30, 2017 mature as follows:

($ in millions)	Securitized and Pledged	Unsecuritized	Total
Year
2017 (remaining)	$39	$39	$78
2018	79	52	131
2019	78	56	134
2020	75	61	136
2021	69	64	133
Thereafter	201	351	552

	541	623	1,164
Less: allowance for loan loss	(33)	(97)	(130)

	$508	$526	$1,034

Our timeshare financing receivables as of December 31, 2016 mature as follows:

($ in millions)	Securitized	Unsecuritized	Total
Year
2017	$49	$101	$150
2018	48	84	132
2019	45	88	133
2020	41	92	133
2021	33	96	129
Thereafter	37	431	468

	253	892	1,145
Less: allowance for loan loss	(9)	(111)	(120)

	$244	$781	$1,025

Schedule of financing receivables by FICO score

Our gross timeshare financing receivables balances by FICO score were as follows:

	June 30,	December 31,
($ in millions)	2017	2016
FICO score
700+	$746	$725
600-699	216	211
<600	28	28
No score(1)	174	181

	$1,164	$1,145

(1)	Timeshare financing receivables without a FICO score are primarily related to foreign borrowers.

Our gross timeshare financing receivables balances by FICO score were as follows:

	December 31,
($ in millions)	2016	2015
FICO score
700+	$725	$663
600-699	211	191
<600	28	28
No score(1)	181	200

	$1,145	$1,082

(1)	Timeshare financing receivables without a FICO score are primarily related to foreign borrowers.

Schedule of past due financing receivables

The following tables detail an aged analysis of our gross timeshare financing receivables balance:

	June 30, 2017
($ in millions)	Securitized and Pledged	Unsecuritized	Total
Current	$530	$575	$1,105
31 - 90 days past due	6	7	13
91 - 120 days past due	2	2	4
121 days and greater past due	3	39	42

	$541	$623	$1,164

	December 31, 2016
($ in millions)	Securitized and Pledged	Unsecuritized	Total
Current	$248	$847	$1,095
31 - 90 days past due	3	9	12
91 - 120 days past due	1	4	5
121 days and greater past due	1	32	33

	$253	$892	$1,145

The following tables detail an aged analysis of our gross timeshare financing receivables balance:

	December 31, 2016
($ in millions)	Securitized	Unsecuritized	Total
Current	$248	$847	$1,095
31 - 90 days past due	3	9	12
91 - 120 days past due	1	4	5
121 days and greater past due	1	32	33

	$253	$892	$1,145

	December 31, 2015
($ in millions)	Securitized	Unsecuritized	Total
Current	$359	$677	$1,036
31 - 90 days past due	5	8	13
91 - 120 days past due	2	3	5
121 days and greater past due	1	27	28

	$367	$715	$1,082

Schedule of change in allowance for loan loss

The changes in our allowance for loan loss were as follows:

	June 30, 2017
($ in millions)	Securitized and Pledged	Unsecuritized	Total
Balance as of December 31, 2016	$9	$111	$120
Write-offs	—	(17)	(17)
Securitization	28	(28)	—
Provision for loan loss (1)	(4)	31	27

Balance as of June 30, 2017	$33	$97	$130

	June 30, 2016
($ in millions)	Securitized and Pledged	Unsecuritized	Total
Balance as of December 31, 2015	$17	$89	$106
Write-offs	—	(17)	(17)
Provision for loan loss (1)	(4)	27	23

Balance as of June 30, 2016	$13	$99	$112

(1)	Includes activity related to repurchase of defaulted and upgraded securitized timeshare financing receivables, net of incremental provision for loan loss.

The changes in our allowance for loan loss were as follows:

($ in millions)	Securitized	Unsecuritized	Total
December 31, 2013	$13	$79	$92
Write-offs	—	(31)	(31)
Securitizations	22	(22)	—
Provision for loan loss(1)	(7)	42	35

December 31, 2014	28	68	96
Write-offs	—	(29)	(29)
Provision for loan loss(1)	(11)	50	39

December 31, 2015	17	89	106
Write-offs	—	(35)	(35)
Provision for loan loss(1)	(8)	57	49

December 31, 2016	$9	$111	$120

(1)	Includes activity related to repurchase of defaulted and upgraded securitized timeshare financing receivables, net of incremental provision for loan loss.